Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	BETTERWARE DE MÉXICO, S.A.P.I. DE C.V
Entity Central Index Key	0001788257
Entity File Number	001-39251
Entity Incorporation, State or Country Code	O5
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	El Arenal Jalisco
Entity Address, City or Town	México
Entity Address, Country	MX
Entity Address, Postal Zip Code	45350
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value per share
Trading Symbol	BWMX
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	37,316,546
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Luis Campos
Entity Address, Address Line One	El Arenal Jalisco
Entity Address, City or Town	México
Entity Address, Country	MX
Entity Address, Postal Zip Code	45350
Entity Phone Fax Numbers [Line Items]
City Area Code	+52
Local Phone Number	(33) 3836-0500